Share based compensation (Details 2) - Stock Options Member	6 Months Ended
Jun. 30, 2024 $ / shares shares
Exercise price 1.30.
Statement [Line Items]
Exercise price of options outstanding	$ 1.30
Number of share options outstanding | shares	2,000,000
Weighted average remaining contractual life of outstanding share options	3 years 9 months 26 days
Exercise price of exercisable Share options	$ 1.30
Number of share options exercisable in share-based payment arrangement	2,000,000
Exercise price 1.70.
Statement [Line Items]
Exercise price of options outstanding	$ 1.70
Number of share options outstanding | shares	67,980
Weighted average remaining contractual life of outstanding share options	1 year 7 months 13 days
Exercise price of exercisable Share options	$ 1.70
Number of share options exercisable in share-based payment arrangement	67,980
Exercise price 2.45
Statement [Line Items]
Exercise price of options outstanding	$ 2.45
Number of share options outstanding | shares	294,000
Weighted average remaining contractual life of outstanding share options	1 year 10 months 24 days
Exercise price of exercisable Share options	$ 2.45
Number of share options exercisable in share-based payment arrangement	274,000
Exercise price 2.91
Statement [Line Items]
Exercise price of options outstanding	$ 2.91
Number of share options outstanding | shares	5,150
Weighted average remaining contractual life of outstanding share options	1 year 8 months 30 days
Exercise price of exercisable Share options	$ 2.91
Number of share options exercisable in share-based payment arrangement	5,150
Exercise price 3.86
Statement [Line Items]
Exercise price of options outstanding	$ 3.86
Number of share options outstanding | shares	4,750
Weighted average remaining contractual life of outstanding share options	2 years 8 months 23 days
Exercise price of exercisable Share options	$ 3.86
Number of share options exercisable in share-based payment arrangement	4,000
Exercise price 1.50.
Statement [Line Items]
Exercise price of options outstanding	$ 1.50
Number of share options outstanding | shares	706,000
Weighted average remaining contractual life of outstanding share options	1 year 9 months 26 days
Exercise price of exercisable Share options	$ 1.50
Number of share options exercisable in share-based payment arrangement	285,333
Exercise price 2.38
Statement [Line Items]
Exercise price of options outstanding	$ 2.38
Number of share options outstanding | shares	15,000
Weighted average remaining contractual life of outstanding share options	1 year 10 months 28 days
Exercise price of exercisable Share options	$ 2.38
Number of share options exercisable in share-based payment arrangement	15,000
Exercise price 2.41
Statement [Line Items]
Exercise price of options outstanding	$ 2.41
Number of share options outstanding | shares	15,000
Weighted average remaining contractual life of outstanding share options	1 year 11 months 23 days
Exercise price of exercisable Share options	$ 2.41
Number of share options exercisable in share-based payment arrangement	15,000
Exercise price 1.48
Statement [Line Items]
Exercise price of options outstanding	$ 1.48
Number of share options outstanding | shares	3,107,880
Weighted average remaining contractual life of outstanding share options	3 years 1 month 10 days
Exercise price of exercisable Share options	$ 1.47
Number of share options exercisable in share-based payment arrangement	2,666,463